Related Party Transactions and Balance	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCE
18.	RELATED PARTY TRANSACTIONS AND BALANCE

In addition to the transactions and balances disclosed elsewhere in these financial statements, the Company had the following material related party transactions:

(1)	During the years ended December 31, 2018, 2017 and 2016, the Company purchased inventory of $204, $3,760, and $497 from HLI, respectively.

(2)	On July 1, 2018, the Company leased office premises from HLI for a period of 1 year, with an annual rental of $84,447 (RMB580,788). Rental payments charged as expenses in 2018 were $39,942. As of December 31, 2018, the Company reported an outstanding rental payable of $42,223 to HLI.

(3)	On December 20, 2016, the Company entered into a $2 million loan agreement with DGHKT, one of HLI’s subsidiaries, with a fixed annual interest rate 3.5%. On December 30, 2016, the Company received the repayment of the loan and related interest in total of $2,002,110 from DGHKT.

(4)	On June 13, 2017, the Company entered into a $3 million loan agreement with DGHKT for a term of 6 months and with a fixed annual interest rate of 3.5%. Before December 31, 2017, the Company received the repayment of the loan and the related interest in total of $52,932 from DGHKT.

(5)	On June 13, 2018, the Company entered into a $6 million loan agreement with DGHKT for a term of 12 months and with a fixed annual interest rate of 3.5%. During the year ended December 2018, DGHKT repaid in cash totaled $549,192, and the Company earned interest of $161,384 from DGHKT.

As of December 31, 2018, the remaining loan balance of RMB35.6 million (equivalent to $5.2 million)(including accrued interest) was fully settled (Note 11).

(6)	On January 14, 2016, the Company completed an acquisition of 0.8% equity interest of BDL from BTL, who terminated the VIE relationship with the Company and deconsolidated from the Company’s financial statements on July 31, 2016, for a purchase price of $146,032 or RMB920,000, which was paid in 2017.

(7)	Before the Company terminated the VIE agreement with BTL on July 31, 2016, the Company had various transactions with BTL. During the year ended December 31, 2016, the Company had the following transactions with BTL:

1.	The Company repaid loans of $69,253 or RMB460,151 in total to BTL, including various expenses paid by BTL on behalf of the Company and loans from BTL from prior years. Those loans were no interest free loans.

2.	The Company reported a technical support expense of $9,027 or RMB59,981 to BTL for its product maintenance.

3.	The Company leased an office space from BTL with an annual rental of $36,120 or RMB240,000. The leasing agreement had been terminated in 2016.